PROPERTY, PLANT AND EQUIPMENT - Summary of Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	$ 15,893
Property, plant and equipment, ending balance	15,724	$ 15,893
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	21,980	20,342
Additions (cash and non-cash)	3,433	2,110
Dispositions	(3,589)	(466)
Acquisitions through business combinations	236	1,241
Transfers and assets reclassified as held for sale		(287)
Foreign currency translation and other	332	(960)
Property, plant and equipment, ending balance	22,392	21,980
Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(6,087)	(5,017)
Depreciation/depletion/impairment expense	(2,049)	(1,626)
Dispositions	1,568	245
Transfers and assets reclassified as held for sale		149
Foreign currency translation and other	(100)	162
Property, plant and equipment, ending balance	(6,668)	(6,087)
Land
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	366
Property, plant and equipment, ending balance	283	366
Land | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	366	392
Additions (cash and non-cash)	0	2
Dispositions	(59)	(10)
Acquisitions through business combinations	0	23
Transfers and assets reclassified as held for sale		(36)
Foreign currency translation and other	(24)	(5)
Property, plant and equipment, ending balance	283	366
Land | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	0
Depreciation/depletion/impairment expense	0	0
Dispositions	0	0
Transfers and assets reclassified as held for sale		0
Foreign currency translation and other	0	0
Property, plant and equipment, ending balance	0	0
Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	3,729
Property, plant and equipment, ending balance	3,644	3,729
Buildings | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	4,272	4,367
Additions (cash and non-cash)	381	257
Dispositions	(402)	(24)
Acquisitions through business combinations	6	66
Transfers and assets reclassified as held for sale		19
Foreign currency translation and other	(24)	(413)
Property, plant and equipment, ending balance	4,233	4,272
Buildings | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(543)	(437)
Depreciation/depletion/impairment expense	(141)	(147)
Dispositions	83	21
Transfers and assets reclassified as held for sale		0
Foreign currency translation and other	12	20
Property, plant and equipment, ending balance	(589)	(543)
Machinery and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	6,507
Property, plant and equipment, ending balance	6,392	6,507
Machinery and equipment | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	8,902	7,206
Additions (cash and non-cash)	2,014	1,389
Dispositions	(2,231)	(304)
Acquisitions through business combinations	203	982
Transfers and assets reclassified as held for sale		(78)
Foreign currency translation and other	271	(293)
Property, plant and equipment, ending balance	9,159	8,902
Machinery and equipment | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(2,395)	(1,665)
Depreciation/depletion/impairment expense	(1,137)	(945)
Dispositions	993	129
Transfers and assets reclassified as held for sale		32
Foreign currency translation and other	(228)	54
Property, plant and equipment, ending balance	(2,767)	(2,395)
Vessels
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	2,635
Property, plant and equipment, ending balance	2,993	2,635
Vessels | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	4,135	4,197
Additions (cash and non-cash)	567	120
Dispositions	(59)	0
Acquisitions through business combinations	0	0
Transfers and assets reclassified as held for sale		(182)
Foreign currency translation and other	0	0
Property, plant and equipment, ending balance	4,643	4,135
Vessels | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(1,500)	(1,339)
Depreciation/depletion/impairment expense	(205)	(277)
Dispositions	55	0
Transfers and assets reclassified as held for sale		116
Foreign currency translation and other	0	0
Property, plant and equipment, ending balance	(1,650)	(1,500)
Other
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,166
Property, plant and equipment, ending balance	1,116	1,166
Other | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,999	2,025
Additions (cash and non-cash)	56	66
Dispositions	(97)	(9)
Acquisitions through business combinations	0	39
Transfers and assets reclassified as held for sale		0
Foreign currency translation and other	62	(122)
Property, plant and equipment, ending balance	2,020	1,999
Other | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(833)	(972)
Depreciation/depletion/impairment expense	(236)	81
Dispositions	33	7
Transfers and assets reclassified as held for sale		0
Foreign currency translation and other	132	51
Property, plant and equipment, ending balance	(904)	(833)
Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,490
Property, plant and equipment, ending balance	1,296	1,490
Right-of-use assets | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	2,306	2,155
Additions (cash and non-cash)	415	276
Dispositions	(741)	(119)
Acquisitions through business combinations	27	131
Transfers and assets reclassified as held for sale		(10)
Foreign currency translation and other	47	(127)
Property, plant and equipment, ending balance	2,054	2,306
Right-of-use assets | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(816)	(604)
Depreciation/depletion/impairment expense	(330)	(338)
Dispositions	404	88
Transfers and assets reclassified as held for sale		1
Foreign currency translation and other	(16)	37
Property, plant and equipment, ending balance	$ (758)	$ (816)